Statement of Financial Position - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current
Cash and cash equivalents	R$ 717,929	R$ 396,401
Financial investments	2,433,385	3,411,146
Trade receivables	2,695,077	2,204,029
Accounts receivable from related parties	173,657	168,054
Inventories	113,506	104,848
Restricted cash	28,467	35,742
Recoverable taxes	276,104	22,672
Other assets	64,873	97,946
Total current assets	6,502,998	6,440,838
Noncurrent
Trade receivables	223,234	246,957
Accounts receivable from related parties	644,895	638,591
Escrow deposits	141,667	164,942
Water and Basic Sanitation National Agency – ANA	20,666	26,463
Other assets	161,369	148,164
Investments	79,437	63,417
Investment properties	46,126	46,274
Contract assets	8,550,102	7,969,164
Intangible assets	36,503,834	34,405,575
Property, plant and equipment	291,157	268,251
Total noncurrent assets	46,662,487	43,977,798
Total assets	53,165,485	50,418,636
Current
Trade payables and contractors	236,763	263,741
Borrowings and financing	1,830,617	3,034,449
Labor and social obligations	426,616	410,943
Taxes and contributions	257,130	266,819
Interest on capital	548,006	231,611
Provisions	809,821	760,209
Services payable	469,027	453,750
Public-Private Partnership - PPP	142,757	130,207
Program Contract Commitments	77,652	162,541
Other liabilities	294,538	185,860
Total current liabilities	5,092,927	5,900,130
Noncurrent
Borrowings and financing	15,893,219	14,224,175
Deferred income tax and social contribution	283,739	320,716
Deferred Cofins and PASEP	159,456	149,444
Provisions	638,672	492,093
Pension plan obligations	2,321,662	2,868,594
Public-Private Partnership - PPP	2,917,428	3,045,066
Program Contract Commitments	44,995	68,939
Other liabilities	881,528	555,775
Total noncurrent liabilities	23,140,699	21,724,802
Total liabilities	28,233,626	27,624,932
Equity
Capital stock	15,000,000	15,000,000
Earnings reserves	9,885,485	8,194,706
Other comprehensive loss	46,374	(401,002)
Total equity	24,931,859	22,793,704
Total equity and liabilities	R$ 53,165,485	R$ 50,418,636